Finance income and finance expense - Narrative (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Finance Income (Expense) [Line Items]
Net foreign currency exchange gain	SFr 1,103,067	SFr 1,912,681	SFr 843,950
Interest expense on borrowings	435,993	1,182,369	546,170
USD and EUR denominated cash and cash equivalents
Disclosure of Finance Income (Expense) [Line Items]
Net foreign currency exchange gain	SFr 264,029	SFr 1,315,029	SFr 396,665